Leases (Tables)	12 Months Ended
Jun. 30, 2025
Leases [Abstract]
Schedule of Operating lease and Lease Cost

A summary of supplemental information related to the operating lease as of June 30, 2025 is as follows:

	As of June 30,
	2025	2024
Operating right-of-use assets	$807,360	$-
Amortization of right-of-use assets	(101,838)	-
Right-of-use assets, net	$705,522	$-

Operating lease liabilities, current portion	$134,331	$-
Operating lease liabilities, non-current portion	625,080	-
Total operating lease liabilities	$759,411	$-

Weighted average remaining lease term	4.65 years	-
Weighted average discount rate*	7.11%	-
*	The U.S. prime rate was applied as an alternative to the discount rate for lease assets located in the U.S., and the Philippines overnight lending rate was applied as an alternative to the discount rate for lease assets located in the Philippines, given the fact that the rate implicit in the Group’s leases is not readily determinable, and that as of June 30, 2025, the Group had no bank loans.

A summary of lease cost recognized in the Group’s consolidated statements of operations and comprehensive income and supplemental cash flow information related to operating leases is as follows:

	For the fiscal years ended June 30,
	2025	2024	2023
Operating lease expense excluding short-term lease expense	$138,781	$-	$-
Short-term lease expense	97,593	130,853	-
Total	$236,374	$130,853	$-

Cash paid for operating leases	84,766	-	-

Schedule of Future Lease Payments Under Lease Liabilities

Future lease payments under lease liabilities as of June 30, 2025 were as follows:

For the fiscal years ending June 30,	Amount
2026	$183,992
2027	191,016
2028	199,843
2029	209,197
2030 and thereafter	110,758
Total operating lease payments	$894,806
Less: Imputed interest	(135,395)
Present value of operating lease liabilities	$759,411